Label	Element	Value
Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED APRIL 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Technology Portfolio – At a meeting held on March 27, 2024, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the Technology Portfolio effective May 1, 2024, replacing MFS Investment Management. The Board also approved a management fee waiver for the Technology Portfolio effective with the approval of FIAM.

In connection with this sub-adviser change, certain principal investment strategies of the Technology Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Technology Portfolio may be sold and new investments purchased in accordance with recommendations by FIAM. Pacific Life Fund Advisors LLC, the investment adviser to the Technology Portfolio, may begin this transitioning prior to May 1, 2024 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Technology Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Technology Portfolio – Effective May 1, 2024, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective May 1, 2024, in the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective May 1, 2024, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies.

The sub-adviser generally considers an issuer to be a technology or technology-related company if the company is principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies. These companies are normally issuers that are (at the time of purchase) classified as being in the Technology sector as determined by an independent third-party data provider which provides economic sector and industry classifications to issuers based upon business operations. The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

The Fund normally invests primarily in common stocks, including domestic and foreign equity issuers (which may be U.S. dollar or foreign currency-denominated). The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective May 1, 2024, under the Performance subsection, the following is added after the second sentence in the first paragraph:

The Average Annual Total Returns table reflects the technology sector equity market index that was utilized by the immediately prior sub-adviser (the S&P North American Technology Index) as well as the current technology sector equity market index (MSCI US IMI Information Technology 25/50 Index). The technology sector equity market index was changed in connection with the Fund’s change in sub-adviser to reflect the current sub-adviser’s investment strategy and approach.

Also effective May 1, 2024, under the Performance subsection, the second paragraph is deleted and replaced with the following:

FIAM LLC (“FIAM”) began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.

Effective May 1, 2024, the Average Annual Total Returns table will be deleted in its entirety and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2023)
Technology Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
Technology Portfolio | MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes) (current index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	52.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.03%
Technology Portfolio | S&P North American Technology Index (reflects no deductions for fees, expenses, or taxes) (former index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	61.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.72%
Technology Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,376
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	53.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2001
Technology Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,145
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	53.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.